Schedule of Related Party Transactions (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Outsourcing Fee Paid to Prime Time Global Technologies Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[1],[2]				$ 113,410
Outsourcing Fee Paid to Prime Time Global Markets Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[2],[3]				191,795
Subscription Fee Paid to Prime Time Global Markets Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[3],[4]				290,160
Subscription Fee Received from Prime Time Global Technologies Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[1],[5]			46,080	180,015
Sales Commission Received from Prime Time Global Technologies Limited [Member]
Related Party Transaction [Line Items]
Related party transactions	[1],[6]			$ 364,819	$ 235,194

[1]	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company.
[2]	The Company outsourced some works to the related parties, PrimeTime Global Markets Limited and PrimeTime Global Technologies Limited for handling software implementation work and supporting services including quality assurance, technical support and maintenance services for the Company and the related parties charged an outsourcing fee for providing such services. Since the Company wants to focus on its human resources for developing new functions and upgrading existing functions, it outsources some of its ancillary works to related parties and independent third parties. The outsourcing fee was recorded as an outsourcing fee in the cost of revenue.
[3]	PrimeTime Global Markets Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company.
[4]	PrimeTime Global Markets Limited charged the Company a subscription fee when the Company used PrimeTime Global Markets Limited’s white label services. While PrimeTime Global Markets Limited provided white label hosting support services, the related party transaction is conducive to the stability of the operation of the Company’s white label services. The subscription fee was recorded as an expense to net off against the sundry income as other income incurred over the same period.
[5]	The Company charged PrimeTime Global Technologies Limited a subscription fee when it used the subscription services of the Company. The subscription income was recorded as revenue.
[6]	The Company charged PrimeTime Global Technologies Limited for sales commission from business referred by the Company. The Company will charge a commission fee at an agreed upon percentage from the sales amount referred by the Company to PrimeTime Global Technologies Limited. The sales commission was recorded as commission income in the other income.